Long-Term Incentive Compensation (Tables)	3 Months Ended
Mar. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Summary of changes in non-vested restricted shares
A summary of the changes in our parent’s non-vested restricted shares for the quarter ended March 31, 2015 is presented below:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Non-vested at December 31, 2014	1,033,394	$19.80
Granted	3,538,385	9.38
Vested	(2,564)	19.82
Forfeited	(7,223)	16.21
Non-vested at March 31, 2015	4,561,992	$11.72